Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities [Line Items]
Beginning balance	S/ 6,213	S/ 6,381
Distribution of dividends
Finance cost on cross currency swaps	15,155	15,046
Cash inflow
Cash outflow	(15,390)	(15,214)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others	5,978	6,213
Dividends payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities [Line Items]
Beginning balance	9,550	7,686
Distribution of dividends	179,805	338,204
Finance cost on cross currency swaps
Cash inflow	229	481
Cash outflow	(179,820)	(336,821)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others	9,764	9,550
Interest-bearing loans [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of Changes in liabilities arising from financing activities [Line Items]
Beginning balance	1,545,355	1,268,584
Distribution of dividends
Finance cost on cross currency swaps
Cash inflow	525,000	220,000
Cash outflow	(448,984)
Movement of foreign currency	(25,407)	55,955
Amortization of costs of issuance of senior notes	(2,793)	816
Others	S/ 1,593,171	S/ 1,545,355